SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenue	$ 126,126	$ 164,492
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	59,779	67,501
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	30,461	49,007
United States [Member]
Segment Reporting Information [Line Items]
Revenue	22,583	35,787
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 13,303	$ 12,197